Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	$ (5,108)	$ (4,773)
Income statements	(142)	(95)
Business acquisitions	(218)	(94)
Other comprehensive (loss) income	(464)	(128)
Deficit	1	(26)
Net foreign exchange differences	2
Reclassified to liabilities (assets) held for sale	0	0
Other	2	8
Ending balance, deferred tax liability (asset)	(5,927)	(5,108)
Non-capital loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	73	36
Income statements	84	31
Business acquisitions	243
Net foreign exchange differences	(3)
Other		6
Ending balance, deferred tax liability (asset)	397	73
Post-employment benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(634)	(443)
Income statements	12	25
Business acquisitions	20	(3)
Other comprehensive (loss) income	(229)	(213)
Ending balance, deferred tax liability (asset)	(831)	(634)
Indefinite-life intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(1,662)	(1,805)
Income statements	90	148
Business acquisitions	(37)	(5)
Other	(4)
Ending balance, deferred tax liability (asset)	(1,613)	(1,662)
Property, plant and equipment and finite-life intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(4,393)	(4,069)
Income statements	(167)	(213)
Business acquisitions	(520)	(116)
Net foreign exchange differences	5
Reclassified to liabilities (assets) held for sale	2	3
Other	(3)	2
Ending balance, deferred tax liability (asset)	(5,076)	(4,393)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	1,215	1,288
Income statements	88	102
Business acquisitions	12	32
Reclassified to liabilities (assets) held for sale	(2)	(3)
Ending balance, deferred tax liability (asset)	1,137	1,215
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	293	220
Income statements	(73)	16
Business acquisitions	64	(2)
Other comprehensive (loss) income	(235)	85
Deficit	1	(26)
Other	9
Ending balance, deferred tax liability (asset)	$ 59	$ 293